Note 11 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - Beginning of period	1,351,400	$23.05
Granted	390,500	54.88
Exercised	(345,150)	13.09
Shares issuable under options - December 31, 2017	1,396,750	$34.41	2.7	$49,595
Options exercisable - End of period	512,100	$25.63	1.9	$22,682

Stock Options Exercised [Table Text Block]
2017

Number of options exercised	345,150

Aggregate fair value	$21,169
Intrinsic value	16,650
Amount of cash received	4,519

Tax benefit recognized	$6,476

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2017

Risk free rate	1.5%
Expected life in years	4.75
Expected volatility	31.0%
Dividend yield	1.0%

Weighted average fair value per option granted	$14.57